As filed with the Securities and Exchange Commission on February 18, 2022
Securities Act File No. 333-103022
Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 654	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 655	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I
(Exact Name of Registrant Specified in Charter)

277 Park Avenue
New York, New York, 10172
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
4 New York Plaza
New York, New York 10004
(Name and Address of Agent for Service)

With copies to:
Carmine Lekstutis, Esq. JPMorgan Chase & Co. 4 New York Plaza New York, New York 10004	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on March 18, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses, statement of additional information and Part C included in Post-Effective Amendment No. 653 to the Registration Statement on Form N-1A of JPMorgan Trust I, filed with the Commission on December 23, 2021 (Accession Number 0001193125-21-366129) are incorporated herein by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 18th day of February, 2022.
JPMorgan Trust I
By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on February 18, 2022.

John F. Finn*
John F. Finn
Trustee

Stephen P. Fisher*
Stephen P. Fisher
Trustee

Gary L. French*
Gary L. French
Trustee

Kathleen M. Gallagher*
Kathleen M. Gallagher
Trustee

Robert J. Grassi*
Robert J. Grassi
Trustee

Frankie D. Hughes*
Frankie D. Hughes
Trustee

Raymond Kanner*
Raymond Kanner
Trustee

Thomas P. Lemke*
Thomas P. Lemke
Trustee

Timothy J. Clemens*
Timothy J. Clemens
Treasurer and Principal Financial Officer

*By	/s/ Carmine Lekstutis
Carmine Lekstutis
Attorney-In-Fact

Lawrence R. Maffia*
Lawrence R. Maffia
Trustee

Mary E. Martinez*
Mary E. Martinez
Trustee

Marilyn McCoy*
Marilyn McCoy
Trustee

Robert A. Oden, Jr.*
Robert A. Oden, Jr.
Trustee

Marian U. Pardo*
Marian U. Pardo
Trustee

Emily A. Youssouf*
Emily A. Youssouf
Trustee

Robert F. Deutsch*
Robert F. Deutsch
Trustee

Nina O. Shenker*
Nina O. Shenker
Trustee

Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer